Schedule of Investments (unaudited) April 30, 2021	iShares® MSCI Intl Size Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 6.5%
Afterpay Ltd.(a)	415	$37,715
AGL Energy Ltd.	3,020	20,832
AMP Ltd.	24,210	20,852
Ampol Ltd.	1,475	29,156
APA Group	3,890	30,139
Aristocrat Leisure Ltd.	1,190	34,167
ASX Ltd.	545	30,724
Aurizon Holdings Ltd.	9,925	28,750
AusNet Services	22,295	32,635
Australia & New Zealand Banking Group Ltd.	1,735	38,517
BHP Group Ltd.	1,085	39,978
BHP Group PLC	1,165	35,236
BlueScope Steel Ltd.	2,425	40,498
Brambles Ltd.	3,735	30,005
CIMIC Group Ltd.(a)	1,805	27,049
Cochlear Ltd.	160	27,499
Coles Group Ltd.	2,185	27,545
Commonwealth Bank of Australia	505	34,733
Computershare Ltd.	3,614	39,418
Crown Resorts Ltd.(a)	4,500	42,477
CSL Ltd.	125	26,182
Dexus	3,635	28,556
Evolution Mining Ltd.	7,225	25,840
Fortescue Metals Group Ltd.	2,260	39,436
Goodman Group	2,135	31,186
GPT Group (The)	8,715	31,101
Insurance Australia Group Ltd.	7,635	28,899
James Hardie Industries PLC	980	32,475
Lendlease Corp. Ltd.	2,860	28,079
Macquarie Group Ltd.	280	34,712
Magellan Financial Group Ltd.	700	26,225
Medibank Pvt Ltd.	14,245	33,891
Mirvac Group	14,935	31,033
National Australia Bank Ltd.	1,720	35,421
Newcrest Mining Ltd.	1,405	28,782
Northern Star Resources Ltd.	2,835	23,016
Oil Search Ltd.	11,405	33,477
Orica Ltd.	2,400	25,139
Origin Energy Ltd.	8,720	28,021
Qantas Airways Ltd.(a)	7,940	30,360
QBE Insurance Group Ltd.	3,800	28,942
Ramsay Health Care Ltd.	600	31,201
REA Group Ltd.	280	34,249
Rio Tinto Ltd.	460	43,048
Santos Ltd.	6,755	36,421
Scentre Group	13,985	29,383
Seek Ltd.(a)	1,565	37,439
Sonic Healthcare Ltd.	1,135	31,457
South32 Ltd.	17,450	38,820
Stockland	9,045	32,698
Suncorp Group Ltd.	4,090	33,205
Sydney Airport(a)	5,876	28,096
Tabcorp Holdings Ltd.	10,252	39,358
Telstra Corp. Ltd.	12,600	32,994
TPG Telecom Ltd.	5,270	22,430
Transurban Group	2,545	27,857
Treasury Wine Estates Ltd.	3,805	29,509
Vicinity Centres	24,465	29,953

Security	Shares	Value

Australia (continued)
Washington H Soul Pattinson & Co. Ltd.	1,490	$34,839
Wesfarmers Ltd.	850	35,528
Westpac Banking Corp.	2,030	39,171
WiseTech Global Ltd.	1,355	32,897
Woodside Petroleum Ltd.	1,910	33,727
Woolworths Group Ltd.	1,020	30,964

		2,043,942

Austria — 0.6%
Erste Group Bank AG(a)	1,040	37,058
OMV AG	845	41,716
Raiffeisen Bank International AG	1,540	33,721
Verbund AG	445	36,588
voestalpine AG	955	41,501

		190,584

Belgium — 1.2%
Ageas SA/NV	615	37,283
Anheuser-Busch InBev SA/NV	395	27,974
Elia Group SA/NV	275	29,794
Etablissements Franz Colruyt NV	525	31,176
Galapagos NV(a)	240	18,747
Groupe Bruxelles Lambert SA	300	32,857
KBC Group NV(a)	405	31,505
Proximus SADP	1,255	26,786
Sofina SA	100	38,064
Solvay SA	265	33,751
UCB SA	265	24,583
Umicore SA	685	41,692

		374,212

Canada — 10.2%
Agnico Eagle Mines Ltd.	420	26,227
Air Canada(a)	1,895	38,156
Algonquin Power & Utilities Corp.	1,995	32,158
Alimentation Couche-Tard Inc., Class B	870	29,455
AltaGas Ltd.	2,195	40,984
Atco Ltd., Class I, NVS	985	33,781
B2Gold Corp.	5,255	25,288
Ballard Power Systems Inc.(a)(b)	925	20,181
Bank of Montreal	385	36,306
Bank of Nova Scotia (The)	585	37,220
Barrick Gold Corp.	1,170	24,908
Bausch Health Cos Inc.(a)	1,495	48,087
BCE Inc.	660	31,171
BlackBerry Ltd.(a)	5,830	51,514
Brookfield Asset Management Inc., Class A	665	30,288
Brookfield Renewable Corp., Class A	622	25,761
CAE Inc.	1,325	41,467
Cameco Corp.	3,250	54,581
Canadian Apartment Properties REIT	770	34,200
Canadian Imperial Bank of Commerce	325	33,758
Canadian National Railway Co.	290	31,195
Canadian Natural Resources Ltd.	1,275	38,669
Canadian Pacific Railway Ltd.	85	31,694
Canadian Tire Corp. Ltd., Class A, NVS	240	38,222
Canadian Utilities Ltd., Class A, NVS	1,245	35,553
Canopy Growth Corp.(a)	1,250	33,684
CCL Industries Inc., Class B, NVS	650	36,864
Cenovus Energy Inc.	6,485	50,448
CGI Inc.(a)	450	39,780
Constellation Software Inc.	25	36,659

1

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® MSCI Intl Size Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Canada (continued)
Dollarama Inc.	785	$36,551
Emera Inc.	710	32,245
Empire Co. Ltd., Class A, NVS	1,085	34,097
Enbridge Inc.	990	38,153
Fairfax Financial Holdings Ltd.	85	38,802
First Quantum Minerals Ltd.	2,300	52,966
FirstService Corp.	210	34,083
Fortis Inc.	760	33,873
Franco-Nevada Corp.	250	34,797
George Weston Ltd.	400	35,289
GFL Environmental Inc.	1,190	39,177
Gildan Activewear Inc.	1,205	41,786
Great-West Lifeco Inc.	1,200	34,765
Hydro One Ltd.(c)	1,365	32,699
iA Financial Corp. Inc.	675	37,980
IGM Financial Inc.	1,155	41,198
Imperial Oil Ltd.	1,705	49,201
Intact Financial Corp.	255	33,866
Inter Pipeline Ltd.	3,270	47,633
Keyera Corp.	1,885	43,072
Kinross Gold Corp.	3,835	26,965
Kirkland Lake Gold Ltd.	735	27,286
Loblaw Companies Ltd.	620	34,397
Lundin Mining Corp.	4,405	53,174
Magna International Inc.	430	40,574
Manulife Financial Corp.	1,530	33,381
Metro Inc.	675	30,902
National Bank of Canada	540	39,225
Northland Power Inc.	1,025	35,278
Nutrien Ltd.	640	35,298
Onex Corp.	575	38,463
Open Text Corp.(b)	760	35,757
Pan American Silver Corp.	960	30,496
Parkland Corp./Canada	990	31,771
Pembina Pipeline Corp.	1,255	38,705
Power Corp. of Canada	1,195	34,776
Quebecor Inc., Class B	1,140	30,627
Restaurant Brands International Inc.	495	33,964
RioCan REIT	2,210	37,761
Ritchie Bros Auctioneers Inc.	475	30,190
Rogers Communications Inc., Class B, NVS	630	31,003
Royal Bank of Canada	360	34,329
Saputo Inc.	1,190	37,784
Shaw Communications Inc., Class B, NVS	1,695	49,051
Shopify Inc., Class A(a)	30	35,382
SSR Mining Inc.	1,660	26,326
Sun Life Financial Inc.	595	32,072
Suncor Energy Inc.	2,025	43,275
TC Energy Corp.	700	34,602
Teck Resources Ltd., Class B	1,975	41,757
TELUS Corp.	1,580	32,751
Thomson Reuters Corp.	340	31,504
TMX Group Ltd.	325	35,784
Toromont Industries Ltd.	430	34,255
Toronto-Dominion Bank (The)	565	38,809
West Fraser Timber Co. Ltd.	500	38,571
Wheaton Precious Metals Corp.	710	29,428
WSP Global Inc.	420	43,574
Yamana Gold Inc.	5,500	25,171

		3,214,910

Security	Shares	Value

Denmark — 1.9%
Ambu A/S, Class B	940	$52,739
AP Moller - Maersk A/S, Class A	5	11,776
AP Moller - Maersk A/S, Class B, NVS	10	24,880
Carlsberg A/S, Class B	180	31,629
Chr Hansen Holding A/S(a)	280	25,772
Coloplast A/S, Class B	200	33,136
Danske Bank A/S	1,710	32,677
Demant A/S(a)	835	41,928
DSV Panalpina A/S	175	39,078
Genmab A/S(a)	90	33,071
GN Store Nord A/S	365	32,992
H Lundbeck A/S	1,005	31,040
Novo Nordisk A/S, Class B	455	33,368
Novozymes A/S, Class B	505	35,993
Orsted A/S(c)	160	23,367
Pandora A/S	300	34,091
ROCKWOOL International A/S, Class B	75	33,714
Tryg A/S	1,277	29,260
Vestas Wind Systems A/S	675	28,212

		608,723

Finland — 1.3%
Elisa OYJ	555	31,528
Fortum OYJ	1,405	36,956
Kesko OYJ, Class B	1,125	34,317
Kone OYJ, Class B	355	27,923
Neste OYJ	445	26,999
Nokia OYJ(a)	7,415	35,191
Nordea Bank Abp	3,291	34,234
Orion OYJ, Class B	675	29,927
Sampo OYJ, Class A	715	34,007
Stora Enso OYJ, Class R	1,755	33,655
UPM-Kymmene OYJ	920	36,049
Wartsila OYJ Abp	3,145	40,642

		401,428

France — 7.4%
Accor SA(a)	870	35,053
Aeroports de Paris(a)	225	28,900
Air Liquide SA	190	32,049
Airbus SE(a)	255	30,679
Alstom SA(a)	570	31,179
Amundi SA(a)(c)	360	32,113
Arkema SA	260	32,551
Atos SE(a)	385	26,241
AXA SA	1,250	35,399
BioMerieux	205	24,411
BNP Paribas SA(a)	560	35,992
Bollore SA	6,840	34,583
Bouygues SA	710	30,461
Bureau Veritas SA(a)	1,085	32,483
Capgemini SE	215	39,444
Carrefour SA	1,680	32,571
Cie. de Saint-Gobain(a)	600	37,920
Cie. Generale des Etablissements Michelin SCA	170	24,629
CNP Assurances	1,965	34,453
Covivio	330	29,476
Credit Agricole SA(a)	2,670	41,373
Danone SA	420	29,643
Dassault Aviation SA(a)	30	32,719
Dassault Systemes SE	175	40,648

2

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® MSCI Intl Size Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

France (continued)
Edenred	580	$32,920
Eiffage SA(a)	300	32,907
Electricite de France SA(a)	2,015	29,399
Engie SA(a)	1,990	29,633
EssilorLuxottica SA	205	34,154
Eurazeo SE	480	40,043
Eurofins Scientific SE(a)	350	34,697
Faurecia SE(a)	610	32,971
Faurecia SE, New(a)	68	3,666
Gecina SA	180	26,360
Getlink SE(a)	1,765	28,110
Hermes International	35	43,987
Iliad SA	145	26,357
Ipsen SA	300	29,050
Kering SA	40	32,093
Klepierre SA	1,365	36,249
La Francaise des Jeux SAEM(c)	745	38,223
Legrand SA	340	33,153
L’Oreal SA	85	34,959
LVMH Moet Hennessy Louis Vuitton SE	45	33,922
Natixis SA(a)	9,725	47,577
Orange SA	2,180	27,161
Orpea SA(a)	225	28,995
Pernod Ricard SA	150	30,823
Publicis Groupe SA	640	41,495
Remy Cointreau SA	165	33,012
Renault SA(a)	740	29,864
Safran SA(a)	190	28,403
Sanofi	260	27,314
Sartorius Stedim Biotech	80	36,788
Schneider Electric SE	200	32,026
SCOR SE(a)	865	28,021
SEB SA	187	34,104
SES SA	3,000	22,766
Societe Generale SA(a)	1,600	45,590
Sodexo SA(a)	375	37,513
Suez SA	1,530	36,578
Teleperformance	90	34,789
Thales SA	305	31,128
TOTAL SE	655	29,036
Ubisoft Entertainment SA(a)	305	22,933
Unibail-Rodamco-Westfield(a)	440	36,330
Valeo SA	765	24,809
Veolia Environnement SA	1,305	41,615
Vinci SA	275	30,258
Vivendi SE	940	32,816
Wendel SE	260	34,648
Worldline SA(a)(c)	336	33,017

		2,337,232

Germany — 5.5%
adidas AG(a)	90	27,828
Allianz SE, Registered	115	29,958
Aroundtown SA	4,510	34,768
BASF SE	395	31,897
Bayer AG, Registered	495	32,070
Bayerische Motoren Werke AG	240	24,095
Bechtle AG	145	29,560
Beiersdorf AG	295	33,346
Brenntag SE	375	33,712
Carl Zeiss Meditec AG, Bearer	230	40,576

Security	Shares	Value

Germany (continued)
Commerzbank AG(a)	4,885	$32,290
Continental AG(a)	205	27,797
Covestro AG(c)	545	35,703
Daimler AG, Registered	370	32,982
Delivery Hero SE(a)(c)	255	40,535
Deutsche Bank AG, Registered(a)	2,700	37,723
Deutsche Boerse AG	190	32,776
Deutsche Lufthansa AG, Registered(a)	2,650	34,255
Deutsche Post AG, Registered	630	37,127
Deutsche Telekom AG, Registered	1,540	29,662
Deutsche Wohnen SE	575	31,148
E.ON SE	2,695	32,527
Evonik Industries AG	1,020	35,756
Fresenius Medical Care AG & Co. KGaA	335	26,681
Fresenius SE & Co. KGaA	535	26,328
GEA Group AG	890	39,116
Hannover Rueck SE	170	31,475
HeidelbergCement AG	395	36,243
HelloFresh SE(a)	570	47,345
Henkel AG & Co. KGaA	95	9,458
HOCHTIEF AG	325	30,509
Infineon Technologies AG	885	35,759
KION Group AG	348	34,745
Knorr-Bremse AG	250	30,697
LANXESS AG	460	33,900
LEG Immobilien SE	200	27,856
Merck KGaA	175	30,789
MTU Aero Engines AG	120	30,321
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	95	27,521
Nemetschek SE	415	30,974
Puma SE(a)	295	31,151
Rational AG	35	29,223
RWE AG	720	27,337
SAP SE	245	34,436
Scout24 AG(c)	465	38,702
Siemens AG, Registered	205	34,258
Siemens Healthineers AG(c)	655	37,437
Symrise AG	240	31,029
TeamViewer AG(a)(c)	675	32,145
Telefonica Deutschland Holding AG	10,545	30,694
Uniper SE	875	31,958
United Internet AG, Registered(d)	805	33,927
Volkswagen AG	25	7,951
Vonovia SE	420	27,626
Zalando SE(a)(c)	325	33,858

		1,749,540

Hong Kong — 3.9%
AIA Group Ltd.	2,000	25,467
ASM Pacific Technology Ltd.	3,000	45,501
Bank of East Asia Ltd. (The)	15,000	31,519
BOC Hong Kong Holdings Ltd.	7,500	26,459
Budweiser Brewing Co. APAC Ltd.(c)	9,000	28,448
CK Asset Holdings Ltd.	5,000	31,383
CK Hutchison Holdings Ltd.	5,000	41,008
CK Infrastructure Holdings Ltd.	5,000	30,643
CLP Holdings Ltd.	2,500	24,672
ESR Cayman Ltd.(a)(c)	9,000	30,765
Galaxy Entertainment Group Ltd.(a)	5,000	44,033
Hang Lung Properties Ltd.	15,000	40,943

3

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® MSCI Intl Size Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Hong Kong (continued)
Hang Seng Bank Ltd.	2,000	$39,269
Henderson Land Development Co. Ltd.	10,464	46,548
HK Electric Investments & HK Electric Investments Ltd.	27,500	27,547
HKT Trust & HKT Ltd.	20,000	29,046
Hong Kong & China Gas Co. Ltd.	20,835	33,425
Hong Kong Exchanges & Clearing Ltd.	500	30,257
Hongkong Land Holdings Ltd.	7,000	34,650
Jardine Matheson Holdings Ltd.	500	33,620
Link REIT	3,000	28,371
Melco Resorts & Entertainment Ltd., ADR(a)	1,610	31,057
MTR Corp. Ltd.	5,000	27,875
New World Development Co. Ltd.	5,000	26,459
PCCW Ltd.	45,000	26,072
Power Assets Holdings Ltd.	5,000	30,740
Sands China Ltd.(a)	8,000	38,008
Sino Land Co. Ltd.	20,000	29,716
SJM Holdings Ltd.	25,000	32,446
Sun Hung Kai Properties Ltd.	2,500	37,757
Swire Pacific Ltd., Class A	5,000	40,460
Swire Properties Ltd.	9,000	26,883
Techtronic Industries Co. Ltd.	2,500	45,578
WH Group Ltd.(c)	35,000	30,598
Wharf Real Estate Investment Co. Ltd.	5,000	28,776
Wynn Macau Ltd.(a)	16,000	30,777
Xinyi Glass Holdings Ltd.	10,000	35,471

		1,222,247

Ireland — 0.5%
CRH PLC	730	34,474
Flutter Entertainment PLC(a)	165	33,737
Kerry Group PLC, Class A	215	27,900
Kingspan Group PLC	330	29,421
Smurfit Kappa Group PLC	740	37,913

		163,445

Israel — 1.4%
Azrieli Group Ltd.	530	37,339
Bank Hapoalim BM(a)	4,600	36,734
Bank Leumi Le-Israel BM	5,324	37,558
Check Point Software Technologies Ltd.(a)	245	28,618
CyberArk Software Ltd.(a)	310	43,555
Elbit Systems Ltd.	240	33,070
ICL Group Ltd.	7,080	45,514
Isracard Ltd.	1	2
Israel Discount Bank Ltd., Class A	9,335	42,252
Mizrahi Tefahot Bank Ltd.	1,390	39,214
Nice Ltd.(a)	140	33,876
Teva Pharmaceutical Industries Ltd., ADR(a)	3,085	33,009
Wix.com Ltd.(a)	120	38,146

		448,887

Italy — 2.3%
Amplifon SpA(a)	655	27,700
Assicurazioni Generali SpA(a)	1,475	29,626
Atlantia SpA(a)	1,680	32,813
CNH Industrial NV	2,705	40,280
DiaSorin SpA	145	24,655
Enel SpA	3,040	30,254
Eni SpA	3,050	36,459
Ferrari NV	130	27,879
FinecoBank Banca Fineco SpA(a)	1,989	34,287
Infrastrutture Wireless Italiane SpA(c)	2,505	29,251

Security	Shares	Value

Italy (continued)
Intesa Sanpaolo SpA(a)	12,990	$36,294
Mediobanca Banca di Credito Finanziario SpA(a)	3,300	37,350
Moncler SpA(a)	690	42,378
Nexi SpA(a)(c)	1,645	31,565
Poste Italiane SpA(c)	2,735	35,887
Prysmian SpA	925	29,007
Recordati Industria Chimica e Farmaceutica SpA	535	29,523
Snam SpA	5,460	30,761
Telecom Italia SpA/Milano	43,275	23,771
Tenaris SA	4,010	43,242
Terna Rete Elettrica Nazionale SpA	4,200	30,993
UniCredit SpA	2,900	29,890

		713,865

Japan — 30.1%
ABC-Mart Inc.	500	26,760
Acom Co. Ltd.	6,500	27,890
Advantest Corp.	500	47,482
Aeon Co. Ltd.	1,000	27,286
Aeon Mall Co. Ltd.	2,000	31,728
AGC Inc.	1,000	45,561
Air Water Inc.	2,000	33,118
Aisin Corp.	1,000	38,516
Ajinomoto Co. Inc.	1,500	30,005
Alfresa Holdings Corp.	1,500	26,856
Amada Co. Ltd.	3,500	37,880
ANA Holdings Inc.(a)	1,000	22,918
Asahi Group Holdings Ltd.	1,000	41,764
Asahi Intecc Co. Ltd.	1,000	26,916
Asahi Kasei Corp.	3,000	31,604
Astellas Pharma Inc.	2,000	30,017
Azbil Corp.	500	20,219
Bandai Namco Holdings Inc.	500	36,714
Bank of Kyoto Ltd. (The)	500	26,806
Bridgestone Corp.	1,000	40,044
Brother Industries Ltd.	2,000	42,285
Calbee Inc.	1,000	23,960
Canon Inc.	1,500	35,721
Capcom Co. Ltd.	1,000	32,478
Casio Computer Co. Ltd.	1,500	26,499
Central Japan Railway Co.	200	29,248
Chiba Bank Ltd. (The)	5,500	34,317
Chubu Electric Power Co. Inc.	2,500	30,202
Chugai Pharmaceutical Co. Ltd.	500	18,759
Chugoku Electric Power Co. Inc. (The)	2,500	27,904
Coca-Cola Bottlers Japan Holdings Inc.	2,000	31,929
Concordia Financial Group Ltd.	9,000	33,759
CyberAgent Inc.	2,000	41,133
Dai Nippon Printing Co. Ltd.	1,500	29,793
Daifuku Co. Ltd.	500	49,495
Dai-ichi Life Holdings Inc.	1,500	26,973
Daiichi Sankyo Co. Ltd.	1,000	25,497
Daito Trust Construction Co. Ltd.	500	53,154
Daiwa House Industry Co. Ltd.	1,000	29,596
Daiwa House REIT Investment Corp.	15	40,222
Daiwa Securities Group Inc.	8,500	45,266
Denso Corp.	500	32,290
Dentsu Group Inc.	1,000	30,740
Disco Corp.	100	32,386
East Japan Railway Co.	500	34,212
Eisai Co. Ltd.	500	32,611

4

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® MSCI Intl Size Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
ENEOS Holdings Inc.	9,050	$39,013
Fuji Electric Co. Ltd.	1,000	45,515
FUJIFILM Holdings Corp.	500	32,418
Fujitsu Ltd.	200	31,847
Fukuoka Financial Group Inc.	1,500	25,525
GLP J-REIT	20	33,521
GMO Payment Gateway Inc.	200	25,525
Hakuhodo DY Holdings Inc.	2,000	33,686
Hamamatsu Photonics KK	500	29,001
Hankyu Hanshin Holdings Inc.	1,000	31,472
Harmonic Drive Systems Inc.	500	33,713
Hino Motors Ltd.	3,500	29,299
Hirose Electric Co. Ltd.	200	31,856
Hisamitsu Pharmaceutical Co. Inc.	500	29,093
Hitachi Construction Machinery Co. Ltd.	1,000	30,694
Hitachi Ltd.	500	24,615
Hitachi Metals Ltd.(a)	2,500	48,488
Honda Motor Co. Ltd.	1,000	29,569
Hoshizaki Corp.	500	44,371
Hulic Co. Ltd.	2,500	28,452
Ibiden Co. Ltd.	1,000	47,390
Idemitsu Kosan Co. Ltd.	1,564	37,446
Iida Group Holdings Co. Ltd.	1,500	36,545
Inpex Corp.	5,500	37,537
Isuzu Motors Ltd.	3,000	30,355
Ito En Ltd.	500	27,675
ITOCHU Corp.	1,000	31,179
Itochu Techno-Solutions Corp.	1,000	34,674
Japan Airlines Co. Ltd.(a)	1,500	31,851
Japan Airport Terminal Co. Ltd.	500	22,460
Japan Exchange Group Inc.	1,500	35,152
Japan Metropolitan Fund Invest	40	39,413
Japan Post Bank Co. Ltd.	3,500	31,988
Japan Post Holdings Co. Ltd.	3,500	29,382
Japan Post Insurance Co. Ltd.	2,000	38,534
Japan Real Estate Investment Corp.	5	31,014
Japan Tobacco Inc.	1,500	28,050
JFE Holdings Inc.	3,500	46,045
JSR Corp.	1,000	30,785
Kajima Corp.	2,500	34,536
Kakaku.com Inc.	1,000	27,172
Kansai Electric Power Co. Inc. (The)	3,000	29,697
Kansai Paint Co. Ltd.	1,000	25,186
Kao Corp.	500	32,053
KDDI Corp.	1,000	30,246
Keihan Holdings Co. Ltd.	500	18,229
Keikyu Corp.	2,000	25,580
Keio Corp.	500	32,478
Keisei Electric Railway Co. Ltd.	1,000	31,197
Kikkoman Corp.	500	30,694
Kintetsu Group Holdings Co. Ltd.(a)	500	17,909
Kirin Holdings Co. Ltd.	1,500	28,139
Kobayashi Pharmaceutical Co. Ltd.	100	8,920
Kobe Bussan Co. Ltd.	1,000	26,733
Koei Tecmo Holdings Co. Ltd.	650	29,049
Koito Manufacturing Co. Ltd.	500	31,151
Komatsu Ltd.	1,500	43,982
Konami Holdings Corp.	500	29,825
Kose Corp.	100	15,059
Kubota Corp.	1,500	35,268

Security	Shares	Value

Japan (continued)
Kuraray Co. Ltd.	3,000	$32,579
Kurita Water Industries Ltd.	1,000	46,109
Kyocera Corp.	500	30,360
Kyowa Kirin Co. Ltd.	1,000	30,374
Kyushu Electric Power Co. Inc.	3,500	31,956
Kyushu Railway Co.	1,500	33,649
Lasertec Corp.	300	53,081
Lawson Inc.	500	22,414
Lion Corp.	1,500	28,132
Lixil Corp.	1,500	40,634
M3 Inc.	500	34,660
Makita Corp.	500	22,483
Marubeni Corp.	5,000	41,563
Marui Group Co. Ltd.	1,500	28,077
Mazda Motor Corp.(a)	5,000	38,699
McDonald’s Holdings Co. Japan Ltd.	500	22,826
Medipal Holdings Corp.	1,500	27,556
MEIJI Holdings Co. Ltd.	500	30,968
Mercari Inc.(a)	1,000	49,403
MINEBEA MITSUMI Inc.	1,500	37,615
MISUMI Group Inc.	1,000	28,178
Mitsubishi Chemical Holdings Corp.	5,000	37,212
Mitsubishi Corp.	1,000	27,629
Mitsubishi Electric Corp.	2,000	30,776
Mitsubishi Estate Co. Ltd.	1,500	24,640
Mitsubishi Gas Chemical Co. Inc.	2,000	46,238
Mitsubishi HC Capital Inc.	6,500	37,226
Mitsubishi Heavy Industries Ltd.	1,000	29,706
Mitsubishi UFJ Financial Group Inc.	6,500	34,372
Mitsui & Co. Ltd.	1,500	31,611
Mitsui Chemicals Inc.	1,000	31,472
Mitsui Fudosan Co. Ltd.	1,500	32,524
Miura Co. Ltd.	500	26,211
Mizuho Financial Group Inc.	2,000	28,087
MonotaRO Co. Ltd.	1,000	25,525
MS&AD Insurance Group Holdings Inc.	1,000	28,315
Murata Manufacturing Co. Ltd.	500	39,811
Nabtesco Corp.	1,000	44,966
Nagoya Railroad Co. Ltd.(a)	1,000	22,927
NEC Corp.	500	29,093
Nexon Co. Ltd.	1,500	49,746
NGK Insulators Ltd.	2,000	36,430
NGK Spark Plug Co. Ltd.	2,000	33,374
NH Foods Ltd.	500	22,300
Nidec Corp.	300	34,733
Nihon M&A Center Inc.	1,000	26,202
Nippon Building Fund Inc.	5	32,844
Nippon Express Co. Ltd.	500	38,196
Nippon Paint Holdings Co. Ltd.	2,000	28,581
Nippon Prologis REIT Inc.	10	32,112
Nippon Sanso Holdings Corp.	2,000	37,583
Nippon Shinyaku Co. Ltd.	500	33,667
Nippon Steel Corp.	2,500	43,616
Nippon Telegraph & Telephone Corp.	1,500	37,807
Nippon Yusen KK	1,500	58,872
Nissan Chemical Corp.	500	25,708
Nissan Motor Co. Ltd.(a)	6,000	30,064
Nisshin Seifun Group Inc.	2,000	32,240
Nissin Foods Holdings Co. Ltd.	500	35,451
Nitto Denko Corp.	500	41,444

5

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® MSCI Intl Size Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Nomura Holdings Inc.	6,000	$32,216
Nomura Real Estate Holdings Inc.	1,500	36,915
Nomura Real Estate Master Fund Inc.	25	39,522
Nomura Research Institute Ltd.	1,060	32,633
NSK Ltd.	3,500	32,213
NTT Data Corp.	2,500	38,836
Obayashi Corp.	3,500	31,924
Odakyu Electric Railway Co. Ltd.	1,000	27,034
Oji Holdings Corp.	6,500	40,973
Olympus Corp.	1,500	30,843
Omron Corp.	500	37,921
Ono Pharmaceutical Co. Ltd.	1,000	25,168
Oracle Corp. Japan	500	46,887
ORIX Corp.	2,000	32,158
Orix JREIT Inc.	20	35,277
Osaka Gas Co. Ltd.	1,500	28,928
Otsuka Corp.	500	25,205
Otsuka Holdings Co. Ltd.	500	19,217
Pan Pacific International Holdings Corp.	1,500	32,318
Panasonic Corp.	3,000	35,378
PeptiDream Inc.(a)	500	21,431
Persol Holdings Co. Ltd.	2,000	36,760
Pigeon Corp.	500	16,948
Pola Orbis Holdings Inc.	1,500	38,877
Rakuten Group Inc.	3,000	38,123
Recruit Holdings Co. Ltd.	500	22,593
Renesas Electronics Corp.(a)	3,500	40,826
Resona Holdings Inc.	8,500	34,916
Ricoh Co. Ltd.	5,000	53,154
Rinnai Corp.	500	50,226
Rohm Co. Ltd.	500	49,540
Ryohin Keikaku Co. Ltd.	1,500	31,563
Santen Pharmaceutical Co. Ltd.	2,000	25,616
SBI Holdings Inc.	1,000	28,270
SCSK Corp.	500	29,001
Secom Co. Ltd.	500	41,517
Sega Sammy Holdings Inc.	2,000	28,709
Seibu Holdings Inc.(a)	2,500	26,897
Seiko Epson Corp.	2,500	42,496
Sekisui Chemical Co. Ltd.	2,000	34,802
Sekisui House Ltd.	1,500	30,314
Seven & i Holdings Co. Ltd.	1,000	42,990
SG Holdings Co. Ltd.	1,000	22,725
Sharp Corp.	2,500	42,244
Shimadzu Corp.	1,000	34,994
Shimamura Co. Ltd.	500	49,495
Shimizu Corp.	4,500	36,846
Shin-Etsu Chemical Co. Ltd.	200	33,759
Shinsei Bank Ltd.(a)	2,500	36,389
Shionogi & Co. Ltd.	500	26,289
Shiseido Co. Ltd.	500	36,265
Shizuoka Bank Ltd. (The)	5,000	38,287
Softbank Corp.	2,500	32,238
SoftBank Group Corp.	500	45,217
Sohgo Security Services Co. Ltd.	500	21,911
Sompo Holdings Inc.	1,000	37,144
Sony Group Corp.	500	49,860
Square Enix Holdings Co. Ltd.	500	27,812
Stanley Electric Co. Ltd.	1,000	28,635
Subaru Corp.	1,500	27,824

Security	Shares	Value

Japan (continued)
SUMCO Corp.	2,000	$51,818
Sumitomo Chemical Co. Ltd.	8,000	40,767
Sumitomo Corp.	2,000	27,227
Sumitomo Dainippon Pharma Co. Ltd.	2,500	43,342
Sumitomo Electric Industries Ltd.	2,500	37,190
Sumitomo Metal Mining Co. Ltd.	1,000	42,441
Sumitomo Mitsui Financial Group Inc.	1,000	34,783
Sumitomo Mitsui Trust Holdings Inc.	1,000	34,033
Sumitomo Realty & Development Co. Ltd.	1,000	33,292
Sundrug Co. Ltd.	1,000	34,079
Suntory Beverage & Food Ltd.	500	16,879
Suzuken Co. Ltd.	1,000	36,000
Suzuki Motor Corp.	500	18,970
Sysmex Corp.	500	49,975
T&D Holdings Inc.	2,500	30,625
Taiheiyo Cement Corp.	1,000	25,058
Taisei Corp.	1,000	36,869
Taisho Pharmaceutical Holdings Co. Ltd.	500	29,459
Takeda Pharmaceutical Co. Ltd.	1,051	34,952
TDK Corp.	200	27,172
Teijin Ltd.	2,000	32,899
Terumo Corp.	500	18,901
THK Co. Ltd.	1,000	34,079
TIS Inc.	1,500	37,258
Tobu Railway Co. Ltd.	1,000	25,708
Toho Co. Ltd.	1,000	39,797
Toho Gas Co. Ltd.	500	27,766
Tohoku Electric Power Co. Inc.	3,500	30,836
Tokio Marine Holdings Inc.	500	23,924
Tokyo Century Corp.	500	30,877
Tokyo Electric Power Co. Holdings Inc.(a)	12,000	35,460
Tokyo Electron Ltd.	100	44,207
Tokyo Gas Co. Ltd.	1,000	20,246
Tokyu Corp.	2,500	32,135
Tokyu Fudosan Holdings Corp.	6,500	36,096
Toppan Printing Co. Ltd.	2,000	34,088
Toray Industries Inc.	5,500	34,176
Toshiba Corp.	1,000	41,306
Tosoh Corp.	2,000	35,460
TOTO Ltd.	500	25,937
Toyo Suisan Kaisha Ltd.	500	20,379
Toyoda Gosei Co. Ltd.	1,500	36,641
Toyota Industries Corp.	500	40,026
Toyota Motor Corp.	500	37,176
Toyota Tsusho Corp.	1,000	42,267
Trend Micro Inc.	500	23,787
Unicharm Corp.	500	19,414
United Urban Investment Corp.	25	37,372
USS Co. Ltd.	2,000	36,247
Welcia Holdings Co. Ltd.	1,000	31,197
West Japan Railway Co.	500	27,593
Yakult Honsha Co. Ltd.	500	24,336
Yamada Holdings Co. Ltd.	7,500	37,327
Yamaha Corp.	500	27,217
Yamaha Motor Co. Ltd.	1,500	37,450
Yamato Holdings Co. Ltd.	1,500	42,336
Yamazaki Baking Co. Ltd.	2,000	31,673
Yaskawa Electric Corp.	500	23,055
Yokogawa Electric Corp.	2,000	36,302
Z Holdings Corp.	5,000	23,100

6

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® MSCI Intl Size Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
ZOZO Inc.	1,500	$50,638

		9,506,080

Netherlands — 3.1%
ABN AMRO Bank NV, CVA(a)(c)	2,905	37,586
Adyen NV(a)(c)	15	36,863
Aegon NV	8,180	38,069
Akzo Nobel NV	280	33,679
ArcelorMittal SA(a)	1,695	49,481
Argenx SE(a)	115	33,280
ASM International NV	108	32,880
ASML Holding NV	70	45,605
Davide Campari-Milano NV	2,615	30,888
EXOR NV	415	34,131
Heineken Holding NV	290	28,836
Heineken NV	255	29,604
ING Groep NV	2,995	38,325
JDE Peet’s NV(a)	735	28,597
Just Eat Takeaway.com NV(a)(c)	280	28,988
Koninklijke Ahold Delhaize NV	1,060	28,570
Koninklijke DSM NV	185	33,227
Koninklijke KPN NV	9,370	32,327
Koninklijke Philips NV(a)	565	31,885
Koninklijke Vopak NV	600	27,519
NN Group NV	690	34,529
Prosus NV	255	27,698
QIAGEN NV(a)	650	31,714
Randstad NV	490	35,439
Royal Dutch Shell PLC, Class A	1,155	21,828
Royal Dutch Shell PLC, Class B	790	14,208
Stellantis NV	4,003	66,615
STMicroelectronics NV	805	30,196
Wolters Kluwer NV	360	32,615

		975,182

New Zealand — 0.8%
a2 Milk Co. Ltd. (The)(a)	3,060	16,796
Auckland International Airport Ltd.(a)	5,860	31,913
Fisher & Paykel Healthcare Corp. Ltd.	1,275	32,887
Mercury NZ Ltd.	7,595	37,819
Meridian Energy Ltd.	7,205	27,554
Ryman Healthcare Ltd.	2,760	28,100
Spark New Zealand Ltd.	9,320	29,423
Xero Ltd.(a)	350	38,272

		242,764

Norway — 1.1%
Adevinta ASA(a)	1,985	36,435
DNB ASA	1,585	34,158
Equinor ASA	1,890	38,559
Gjensidige Forsikring ASA	1,370	31,240
Mowi ASA	1,495	36,996
Norsk Hydro ASA	7,980	51,060
Orkla ASA	3,116	31,864
Schibsted ASA, Class A(a)	285	14,387
Schibsted ASA, Class B(a)	540	23,724
Telenor ASA	1,670	29,839
Yara International ASA	710	37,149

		365,411

Portugal — 0.3%
EDP - Energias de Portugal SA	5,496	30,579
Galp Energia SGPS SA	2,830	32,739

Security	Shares	Value

Portugal (continued)
Jeronimo Martins SGPS SA	1,595	$29,166

		92,484

Singapore — 2.0%
Ascendas REIT	13,907	32,510
CapitaLand Integrated Commercial Trust	20,503	33,134
CapitaLand Ltd.	12,500	34,952
City Developments Ltd.	5,500	32,618
DBS Group Holdings Ltd.	1,500	33,723
Genting Singapore Ltd.	52,500	34,134
Keppel Corp. Ltd.	8,500	34,629
Mapletree Commercial Trust	21,000	34,569
Mapletree Logistics Trust	20,281	30,336
Oversea-Chinese Banking Corp. Ltd.	3,500	32,096
Singapore Airlines Ltd.(a)	10,000	38,034
Singapore Exchange Ltd.	2,600	20,422
Singapore Technologies Engineering Ltd.	10,500	30,464
Singapore Telecommunications Ltd.	18,500	34,764
Suntec REIT	27,000	31,051
United Overseas Bank Ltd.	1,500	29,980
UOL Group Ltd.	5,500	31,832
Venture Corp. Ltd.	2,500	37,864
Wilmar International Ltd.	9,000	35,313

		622,425

Spain — 1.8%
ACS Actividades de Construccion y Servicios SA	978	31,941
Aena SME SA(a)(c)	165	28,741
Amadeus IT Group SA(a)	415	28,326
Banco Bilbao Vizcaya Argentaria SA	6,815	38,316
Banco Santander SA	9,908	38,346
CaixaBank SA	11,180	35,894
Cellnex Telecom SA(c)	685	38,789
Enagas SA	433	9,445
Endesa SA	1,030	27,104
Ferrovial SA	1,103	31,389
Grifols SA	1,020	27,689
Iberdrola SA	2,462	33,298
Industria de Diseno Textil SA	950	33,874
Naturgy Energy Group SA	1,320	33,894
Red Electrica Corp. SA	870	15,998
Repsol SA	3,334	39,886
Siemens Gamesa Renewable Energy SA(a)	860	31,161
Telefonica SA	6,798	31,535

		555,626

Sweden — 3.7%
Alfa Laval AB	1,220	41,322
Assa Abloy AB, Class B	1,170	33,388
Atlas Copco AB, Class A	375	22,751
Atlas Copco AB, Class B	215	11,175
Boliden AB	905	35,298
Electrolux AB, Series B	1,210	34,000
Epiroc AB, Class A	1,040	22,569
Epiroc AB, Class B	710	13,947
EQT AB	1,265	42,831
Essity AB, Class B	1,020	33,330
Evolution AB(c)	385	76,128
Fastighets AB Balder, Class B(a)	490	28,262
H & M Hennes & Mauritz AB, Class B(a)	1,440	35,558
Hexagon AB, Class B	370	35,330
Husqvarna AB, Class B	2,770	38,606

7

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® MSCI Intl Size Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Sweden (continued)
ICA Gruppen AB	630	$29,057
Industrivarden AB, Class A	380	14,596
Industrivarden AB, Class C	485	17,528
Investment AB Latour, Class B	1,050	32,162
Investor AB, Class B	420	35,708
Kinnevik AB, Class B	625	34,592
L E Lundbergforetagen AB, Class B	545	31,182
Lundin Energy AB	1,200	38,487
Nibe Industrier AB, Class B	1,060	38,836
Sandvik AB	1,300	32,178
Securitas AB, Class B	1,710	29,212
Skandinaviska Enskilda Banken AB, Class A	2,760	35,464
Skanska AB, Class B	1,260	34,213
SKF AB, Class B	1,230	31,798
Svenska Cellulosa AB SCA, Class B	1,805	31,699
Svenska Handelsbanken AB, Class A	2,950	34,253
Swedbank AB, Class A	1,580	27,793
Swedish Match AB	350	28,743
Tele2 AB, Class B	2,340	30,261
Telefonaktiebolaget LM Ericsson, Class B	2,560	35,101
Telia Co. AB	5,930	24,574
Volvo AB, Class B	1,100	26,909

		1,178,841

Switzerland — 4.0%
ABB Ltd., Registered	870	28,283
Adecco Group AG, Registered	500	33,902
Alcon Inc.(a)	425	31,920
Baloise Holding AG, Registered	170	28,779
Banque Cantonale Vaudoise, Registered	270	27,561
Barry Callebaut AG, Registered	15	33,156
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates, NVS	5	46,434
Cie. Financiere Richemont SA, Class A, Registered	335	34,394
Clariant AG, Registered	1,485	31,123
Coca-Cola HBC AG	990	34,295
Credit Suisse Group AG, Registered	2,250	23,550
EMS-Chemie Holding AG, Registered	35	32,715
Geberit AG, Registered	55	36,206
Givaudan SA, Registered	5	20,964
Glencore PLC	10,570	43,202
Julius Baer Group Ltd.	585	36,894
Kuehne + Nagel International AG, Registered	145	43,402
LafargeHolcim Ltd., Registered	535	33,025
Logitech International SA, Registered	375	42,103
Lonza Group AG, Registered	50	31,840
Nestle SA, Registered	230	27,457
Novartis AG, Registered	320	27,353
Partners Group Holding AG	30	42,761
Roche Holding AG	75	24,472
Schindler Holding AG, Participation Certificates, NVS	70	19,940
Schindler Holding AG, Registered	25	6,962
SGS SA, Registered	10	29,604
Siemens Energy AG(a)	1,027	34,369
Sika AG, Registered	100	29,867
Sonova Holding AG, Registered(a)	120	35,537
Straumann Holding AG, Registered	25	35,757
Swatch Group AG (The), Bearer	95	29,123
Swatch Group AG (The), Registered	130	7,804
Swiss Life Holding AG, Registered	70	34,146
Swiss Prime Site AG, Registered	295	28,706

Security	Shares	Value

Switzerland (continued)
Swiss Re AG	305	$28,385
Swisscom AG, Registered	55	29,868
Temenos AG, Registered	250	36,758
UBS Group AG, Registered	1,925	29,391
Vifor Pharma AG	215	31,011
Zurich Insurance Group AG	65	26,704

		1,269,723

United Kingdom — 9.0%
3i Group PLC	2,085	37,009
Admiral Group PLC	845	36,608
Anglo American PLC	950	40,380
Antofagasta PLC	1,950	50,366
Ashtead Group PLC	680	43,789
Associated British Foods PLC(a)	1,090	34,831
AstraZeneca PLC	235	25,102
Auto Trader Group PLC(a)(c)	4,195	33,118
AVEVA Group PLC	538	25,922
Aviva PLC	6,430	35,637
BAE Systems PLC	4,255	29,822
Barclays PLC	14,710	35,744
Barratt Developments PLC	3,340	35,700
Berkeley Group Holdings PLC	485	31,071
BP PLC	8,575	35,974
British American Tobacco PLC	695	25,808
British Land Co. PLC (The)	4,620	33,160
BT Group PLC(a)	15,740	35,947
Bunzl PLC	945	30,446
Burberry Group PLC(a)	1,395	39,807
Coca-Cola European Partners PLC	680	38,638
Compass Group PLC(a)	1,590	34,618
Croda International PLC	385	36,056
DCC PLC	405	35,237
Diageo PLC	730	32,859
Direct Line Insurance Group PLC	7,530	29,724
Entain PLC(a)	2,370	55,505
Evraz PLC	5,770	51,320
Experian PLC	755	29,186
Ferguson PLC	275	34,770
Fresnillo PLC	1,980	22,578
GlaxoSmithKline PLC	1,445	26,801
Halma PLC	950	34,041
Hargreaves Lansdown PLC	1,520	36,187
Hikma Pharmaceuticals PLC	875	29,560
HSBC Holdings PLC	5,325	33,384
Imperial Brands PLC	1,380	28,804
Informa PLC(a)	3,815	29,696
InterContinental Hotels Group PLC(a)	500	35,666
Intertek Group PLC	320	27,195
J Sainsbury PLC	10,550	34,721
JD Sports Fashion PLC(a)	2,820	35,858
Johnson Matthey PLC	910	40,948
Kingfisher PLC(a)	7,785	38,512
Land Securities Group PLC	3,255	32,484
Legal & General Group PLC	8,315	31,360
Lloyds Banking Group PLC	60,940	38,336
London Stock Exchange Group PLC	260	26,639
M&G PLC	11,640	35,020
Melrose Industries PLC	13,460	30,358
Mondi PLC	1,330	36,185
National Grid PLC	2,260	28,493

8

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® MSCI Intl Size Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
Natwest Group PLC	13,730	$37,373
Next PLC(a)	355	38,348
Ocado Group PLC(a)	975	28,308
Pearson PLC	3,695	42,462
Persimmon PLC	820	35,559
Phoenix Group Holdings PLC	2,490	24,526
Prudential PLC	1,600	33,993
Reckitt Benckiser Group PLC	315	28,135
RELX PLC	1,205	31,357
Rentokil Initial PLC	4,205	29,133
Rio Tinto PLC	375	31,547
Rolls-Royce Holdings PLC(a)	21,695	31,426
RSA Insurance Group PLC	3,325	31,415
Sage Group PLC (The)	3,605	31,845
Schroders PLC	790	39,464
Segro PLC	2,335	32,507
Severn Trent PLC	875	30,008
Smith & Nephew PLC	1,355	29,464
Smiths Group PLC	1,515	34,096
Spirax-Sarco Engineering PLC	205	33,535
SSE PLC	1,530	31,098
St. James’s Place PLC	2,315	43,639
Standard Chartered PLC	4,775	34,352
Standard Life Aberdeen PLC	8,450	32,466
Taylor Wimpey PLC	13,490	33,545
Tesco PLC	7,065	21,618
Unilever PLC	935	54,779
United Utilities Group PLC	2,420	32,441
Vodafone Group PLC	16,515	31,280
Whitbread PLC(a)	760	34,135
Wm Morrison Supermarkets PLC	12,630	30,401
WPP PLC	2,760	37,281

		2,858,516

Total Common Stocks — 98.6% (Cost: $24,785,896)		31,136,067

Preferred Stocks

Germany — 0.5%
Bayerische Motoren Werke AG, Preference Shares, NVS	50	4,105
Fuchs Petrolub SE, Preference Shares, NVS	545	29,090
Henkel AG & Co. KGaA, Preference Shares, NVS	235	27,033

Security	Shares	Value

Germany (continued)
Porsche Automobil Holding SE, Preference Shares, NVS	385	$40,590
Sartorius AG, Preference Shares, NVS	65	36,714
Volkswagen AG, Preference Shares, NVS	115	29,999

		167,531

Italy — 0.1%
Telecom Italia SpA/Milano, Preference Shares, NVS	25,435	14,942

Total Preferred Stocks — 0.6% (Cost: $120,281)		182,473

Rights

Switzerland — 0.0%
Credit Suisse Group AG (Expires 05/06/21)(a)(b)	2,250	0	(e)

Total Rights — 0.0% (Cost: $0)		0	(e)

Short-Term Investments

Money Market Funds — 0.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.08%(f)(g)(h)	58,882	58,911

Total Short-Term Investments — 0.2% (Cost: $58,914)		58,911

Total Investments in Securities — 99.4% (Cost: $24,965,091)		31,377,451

Other Assets, Less Liabilities — 0.6%		179,147

Net Assets — 100.0%		$31,556,598

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)	Rounds to less than $1.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period-end.
(h)	All or a portion of this security was purchased with cash collateral received from loaned securities.

9

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® MSCI Intl Size Factor ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/20	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/21	Shares Held at 04/30/21	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$243,126	$—		$(184,099	)(a)	$8	$(124)	$58,911	58,882	$1,704	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares(c)	—	0	(a)	—		—	—	—	—	1		—

						$8	$(124)	$58,911		$1,705		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer held.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
Euro STOXX 50 Index	5	06/18/21	$237	$3,827

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2		Level 3	Total

Investments
Assets
Common Stocks	$31,136,067	$—		$—	$31,136,067
Preferred Stocks	182,473	—		—	182,473
Rights	—	0	(a)	—	0	(a)
Money Market Funds	58,911	—		—	58,911

	$31,377,451	$0	(a)	$—	$31,377,451

Derivative financial instruments(b)
Assets
Futures Contracts	$3,827	$—		$—	$3,827

(a)	Rounds to less than $1.
(b)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations - Equity

ADR	American Depositary Receipt
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust

10